Income Taxes - Summary of Income Tax Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current income taxes	$ (1,898)	$ (3,458)	$ (3,456)
Deferred income tax revenue (expense)	(2,569)	2,938	331
Income tax expense	$ (4,467)	$ (520)	$ (3,125)